Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net income (loss)	$ (86)	$ (85)	$ (10)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	90	82	90
Policy charges and fee income	(229)	(204)	(261)
Net derivative (gains) losses	31	1	16
Dividend from AB Units	0	5	8
Equity in (income) loss from AB	0	(3)	(8)
Investment (gains) losses, net	8	(4)	(1)
Non-cash long-term incentive compensation expense	2	(2)	4
Amortization and depreciation	47	40	36
Remeasurement of liability for future policy benefits	(1)	(17)	0
Change in market risk benefits	(15)	0	0
Changes in:
Reinsurance recoverable	(61)	(129)	(108)
Capitalization of deferred policy acquisition costs	(129)	(121)	(95)
Future policy benefits	33	50	17
Current and deferred income taxes	(21)	7	(28)
Other, net	(21)	(5)	(9)
Net cash provided by (used in) operating activities	(352)	(385)	(349)
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	274	381	200
Short-term investments	(1)	0	0
Other	1	2	0
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(437)	(647)	(620)
Other	(2)	0	0
Cash settlements related to derivative instruments, net	(153)	74	35
Other, net	(6)	(9)	(21)
Net cash provided by (used in) investing activities	(324)	(199)	(406)
Cash flows from financing activities:
Deposits	739	637	577
Withdrawals	(111)	(90)	(78)
Transfer (to) from Separate Accounts	65	(45)	34
Change in collateralized pledged liabilities	0	0	(11)
Cash contribution from parent company	150	50	285
Other, net	0	(2)	4
Net cash provided by (used in) financing activities	843	550	811
Change in cash and cash equivalents	167	(34)	56
Cash and cash equivalents, beginning of year	127	161	105
Cash and cash equivalents, end of year	294	127	161
Supplemental cash flow information:
Income taxes (refunded) paid	$ 0	$ (31)	$ (1)